Debt due within one year (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of debt due within one year

For the year ended December 31	Note	Weighted average interest rate at December 31, 2024	2024	2023
Notes payable(1)	29	3.51%	2,203	207
Loans secured by receivables(2)	29	4.62%	1,600	1,588
Supplier finance arrangements due within one year	25	6.42%	73	74
Long-term debt due within one year(3)	25	3.82%	3,793	3,173
Total debt due within one year			7,669	5,042
(1)Includes commercial paper of $1,522 million in U.S. dollars ($2,190 million in Canadian dollars) and $149 million in U.S. dollars ($197 million in Canadian dollars) as at December 31, 2024 and December 31, 2023, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 29, Financial and capital management, for additional details.
(2)Loans secured by receivables totaled $1,112 million in U.S. dollars ($1,600 million in Canadian dollars) and $1,200 million in U.S. dollars ($1,588 million in Canadian dollars) as at December 31, 2024 and December 31, 2023, respectively, and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 29, Financial and capital management, for additional details.
(3)Included in long-term debt due within one year is the current portion of lease liabilities of $1,088 million and $1,074 million as at December 31, 2024 and December 31, 2023, respectively.

For the year ended December 31	Note	Weighted average interest rate at December 31, 2024	Maturity	2024	2023
Debt securities
1997 trust indenture (1)		4.18%	2025-2053	20,273	19,768
1976 trust indenture		9.38%	2027-2054	975	975
2011 trust indenture (2)				—	225
2016 U.S. trust indenture (3)		4.24%	2032-2054	9,445	7,529
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		4.35%	2025-2069	4,591	4,857
Bell Mobility trade loan (4)		4.87%	2025-2026	863	476
Supplier finance arrangements		6.42%	2025-2029	197	218
Other				243	204
Total debt				36,862	34,527
Net unamortized discount				(29)	(33)
Unamortized debt issuance costs				(132)	(112)
Less amounts due within one year:
Supplier finance arrangements	24			(73)	(74)
Long-term debt	24			(3,793)	(3,173)
Total long-term debt				32,835	31,135
(1)At December 31, 2024 and 2023, $1,300 million and $1,625 million, respectively, have been swapped from fixed to floating using interest rate swaps. As at December 31, 2024, $525 million have been swapped from fixed to floating with forward interest rate swaps starting in 2028. See Note 29, Financial and capital management, for additional details.
(2)On December 12, 2024, the trust indenture dated August 10, 2011 between Manitoba Telecom Services Inc. (now Bell MTS Inc.) and Computershare Trust Company of Canada, as supplemented from time to time, was canceled and discharged given that no more debt securities were outstanding thereunder.
(3)At December 31, 2024 and 2023, notes issued under the 2016 U.S. trust indenture totaled $6,550 million and $5,700 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations with cross currency interest rate swaps, including $600 million in U.S. dollars which was swapped from fixed to floating at December 31, 2023. See Note 29, Financial and capital management, for additional details.
(4)At December 31, 2024 and 2023, loans incurred under the Bell Mobility trade loan agreement totaled $600 million in U.S. dollars and $360 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations with cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.

Details of securitized trade receivables
The following table provides further details on our securitized receivables programs during 2024 and 2023.

For the year ended December 31	2024	2023
Average interest rate throughout the year	5.50%	5.72%
Securitized receivables	3,405	3,320
Maximum amount still available under our securitization program	2,300	2,300

Summary of total bank credit facilities
The table below is a summary of our total bank credit facilities at December 31, 2024.

	Total available	Drawn	Letters of credit	Commercial paper outstanding	Net available
Committed credit facilities
Unsecured revolving and expansion credit facilities (1)(2)	4,000	—	—	2,190	1,810
Unsecured term loan facility	5,324	—	—	—	5,324
Unsecured non-revolving credit facilities	641	52	—	—	589
Other	106	—	71	—	35
Total committed credit facilities	10,071	52	71	2,190	7,758
Non-committed credit facilities
Bell Canada	1,810	—	512	—	1,298
Bell Mobility	863	863	—	—	—
Total non-committed credit facilities	2,673	863	512	—	1,298
Total committed and non-committed credit facilities	12,744	915	583	2,190	9,056
(1)Bell Canada’s $2.7 billion committed revolving credit facility expires in November 2029 and its $1.3 billion committed expansion credit facility expires in November 2027.
(2)As of December 31, 2024, Bell Canada’s outstanding commercial paper included $1,522 million in U.S. dollars ($2,190 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in Debt due within one year.